INVESTMENTS Q (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Equity Securities without Readily Determinable Fair Value
The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Impairment		Upward Adjustments
(in thousands)	Carrying Value	Period to date	Cumulative	Period to date	Cumulative
June 30, 2025	$75,689	$(3,494)	$(62,452)	$5,220	$68,413
December 31, 2024	$63,227	$(6,990)	$(59,608)	$2,214	$63,652